GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL.
GOODWILL

8.  GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Gross	Accumulated	Net
	Amount	Impairment Loss	Amount
Balance at January 1, 2016	113	(4)	109
Increase in goodwill related to acquisitions	63	—	63
Balance at December 31, 2016	176	(4)	172
Increase in goodwill related to acquisitions	2,093	—	2,093
Balance at December 31, 2017	2,269	(4)	2,265
Increase in goodwill related to acquisitions	365	—	365
Balance at December 31, 2018	2,634	(4)	2,630